Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt
Schedule of debt

	Credit			As of	As of
	limit	Effective		December 31,	December 31,
	(RUB)	Interest rate	Maturity	2022	2023
Current interest-bearing debt
Bank’s credit facility	244	6.0%	January 17, 2024	—	248
Non-current interest-bearing debt
Bonds issued 001P-01 series	5,000	9.3%	October 10, 2023	3,922	—
Total debt				3,922	248
Including short-term portion				3,922	248

Schedule of movements in the Group's debt

		Proceeds	Repayment/			Classified as
	Debt as of	from issue of	buy back of	Interest	Interest	held for	Debt as of
	January 1	debt	debt	expense	paid	sale	December 31
2023	3,922	8,159	(3,846)	467	(292)	(8,162)	248
2022	4,734	—	(810)	360	(362)	—	3,922